Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2021
Financial Instruments
Schedule of financial assets
(i)	Financial assets

	December 31,	December 31,
	2020	2021

	(in thousands)
Financial assets measured at fair value through profit or loss (including current and noncurrent)	$21,765	16,013
Financial assets measured at fair value through other comprehensive income	742	410
Measured at amortized cost:
Cash and cash equivalents	184,938	336,024
Financial assets at amortized cost	8,682	26,013
Accounts receivable and other receivables (including related parties)	252,162	423,357
Restricted deposit (including current and noncurrent)	104,141	154,136
Refundable deposits (including current and noncurrent)	12,144	231,415
Subtotal	562,067	1,170,945
Total	$584,574	1,187,368

Schedule of financial liabilities
(ii)	Financial liabilities

	December 31,	December 31,
	2020	2021

	(in thousands)
Measured at amortized cost:
Short-term secured borrowings	$104,000	151,400
Accounts payables and other payables (including related parties)	222,739	305,755
Long-term unsecured borrowings (including current portion)	58,500	52,500
Lease liabilities (including current and noncurrent)	10,454	15,860
Guarantee deposits	5,765	55,215
Total	$401,458	580,730

Schedule of contractual maturities of financial liabilities, including estimated interest payments of short-term borrowings.

The following, except for payables (including related parties) that are repayable within a year, are the contractual maturities of financial liabilities, including estimated interest payments of unsecured borrowings, secured borrowings and lease liabilities.

	Contractual	Within 6	6‑12			Over 5
(in thousands)	cash flows	months	months	1‑2 years	2‑5 years	years
December 31, 2020
Non-derivative financial liabilities
Short-term secured borrowings	$104,106	104,106	-	-	-	-
Long-term unsecured borrowings (including current portion)	60,684	3,216	3,209	6,379	18,862	29,018
Lease liabilities	10,725	1,600	1,603	4,538	2,984	-
Guarantee deposits	5,765	5,765	-	-	-	-
	$181,280	114,687	4,812	10,917	21,846	29,018
December 31, 2021
Non-derivative financial liabilities
Short-term secured borrowings	$151,601	111,582	40,019	-	-	-
Long-term unsecured borrowings (including current portion)	54,015	3,167	3,159	6,287	18,624	22,778
Lease liabilities	16,174	2,460	2,298	3,881	7,513	22
Guarantee deposits	55,215	1,165	-	5,840	48,210	-
	$277,005	118,374	45,476	16,008	74,347	22,800

Schedule of company's significant exposure to foreign currency risk

The Company’s significant exposure to foreign currency risk was as follows:

(in thousands)	December 31, 2020			December 31, 2021
	Foreign	Exchange	Functional	Foreign	Exchange	Functional
	currency	rate	currency	currency	rate	currency

Financial assets
Monetary items
NTD	155,418	28.48	5,457	447,596	27.68	16,170
CNY	35,630	6.5428	5,461	36,450	6.3941	5,701
Financial liabilities
Monetary items
NTD	1,084,594	28.48	38,083	3,450,959	27.68	124,672
JPY	632,215	103.0786	6,133	1,459,700	115.0936	12,683

Schedule of fair value hierarchy

	December 31, 2020
	Carrying	Fair Value
(in thousands)	Amount	Level 1	Level 2	Level 3	Total
Financial assets measured at fair value through profit or loss
Money market fund	$7,799	7,799	-	-	7,799
Equity securities-unlisted company	13,966	-	-	13,966	13,966
Subtotal	21,765	7,799	-	13,966	21,765
Financial assets measured at fair value through other comprehensive income
Equity securities-unlisted company	742	-	-	742	742
Total	$22,507	7,799	-	14,708	22,507

	December 31, 2021
	Carrying	Fair Value
(in thousands)	Amount	Level 1	Level 2	Level 3	Total
Financial assets measured at fair value through profit or loss
Money market fund	$2,345	2,345	-	-	2,345
Equity securities-unlisted company	13,668	-	-	13,668	13,668
Subtotal	16,013	2,345	-	13,668	16,013
Financial assets measured at fair value through other comprehensive income
Equity securities-unlisted company	410	-	-	410	410
Total	$16,423	2,345	-	14,078	16,423

Schedule of movement in financial assets included in Level 3 of fair value hierarchy

		Financial assets
	Financial assets	at fair value
	at fair value	through other
	through profit or	comprehensive
(in thousands)	loss	income	Total
January 1, 2020	$13,500	709	14,209
Disposal-capital reduction of investment	-	(32)	(32)
Recognized in other comprehensive income	-	65	65
Recognized in profit or loss	466	-	466
December 31, 2020	$13,966	742	14,708

		Financial assets
	Financial assets	at fair value
	at fair value	through other
	through profit or	comprehensive
(in thousands)	loss	income	Total
January 1, 2021	$13,966	742	14,708
Disposal-capital reduction of investment	-	(151)	(151)
Recognized in other comprehensive income	-	(181)	(181)
Recognized in profit or loss	(298)	-	(298)
December 31, 2021	$13,668	410	14,078